Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Loss for the period	£ (13,704)	£ (10,228)
Adjustments for:
Income tax credit	(3,020)	(3,063)
Amortization and depreciation	522	261
Finance income	(867)	(739)
Share-based payments	2,191	1,494
Net foreign exchange gains	(1,228)	(1,808)
Cash flows from (used in) operations before changes in working capital	(16,106)	(14,083)
Movements in working capital:
Increase in prepayments, accrued income and other receivables	(3,593)	(2)
(Decrease) increase in trade payables	(300)	1,416
Increase in payroll taxes, social security and accrued expenditure	8	878
Movements in working capital	(3,885)	2,292
Cash used in operations	(19,991)	(11,791)
Net income tax received	20	1,905
Net cash used in operating activities	(19,971)	(9,886)
Cash flows from investing activities
Interest received	915	694
Payments for property, plant and equipment	(29)	(205)
Payments for intangible assets	(988)	(928)
Net cash used in investing activities	(102)	(439)
Cash flows from financing activities
Payments for lease liabilities	(146)
Proceeds from issue of share capital	117	182
Net cash (used in) from financing activities	(29)	182
Net decrease in cash and cash equivalents	(20,102)	(10,143)
Cash and cash equivalents at beginning of period	76,972	86,703
Effect of exchange rate changes on cash and cash equivalents	1,221	1,791
Cash and cash equivalents at end of period	£ 58,091	£ 78,351